Loans Payable - Summary Of Detailed Information About Loans Payable (Detail) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure Of Loans Payable [Line Items]
Loans Payable			$ 39,748	$ 2,247,878	$ 2,247,878		$ 87,381
Proceeds from loans payable	$ 0	$ 1,588,020	0	3,091,220	10,091,220	$ 7	2,153,110	$ 86,572
Repayment of loans payable	$ (1,548)	$ (413,748)	(3,083)	(714,741)	(12,544,339)		(12,881)	0
Foreign exchange gain or loss					244,989		20,268
Loans Payable					39,748		2,247,878	87,381
BDC Loan [Member]
Disclosure Of Loans Payable [Line Items]
Loans Payable			0	2,174,540	2,174,540		0
Proceeds from loans payable					3,091,220		2,153,110
Repayment of loans payable					(5,507,298)		0
Foreign exchange gain or loss					241,538		21,430
Loans Payable					0		2,174,540	0
Other Loans [Member]
Disclosure Of Loans Payable [Line Items]
Loans Payable			$ 39,748	$ 73,338	73,338		87,381
Proceeds from loans payable					7,000,000		0
Repayment of loans payable					(7,037,041)		(12,881)
Foreign exchange gain or loss					3,451		(1,162)
Loans Payable					$ 39,748		$ 73,338	$ 87,381